Combined and Consolidated Statements of Partners' Capital - USD ($) $ in Thousands	Total	MGP Operating Partnership	MGP Operating Partnership Predecessor Net Parent Investment	MGP Operating Partnership General Partner	MGP Operating Partnership Limited Partners
Increase (Decrease) in Partners' Capital [Roll Forward]
Noncontrolling interest and additional paid-in capital	$ 6,058,959
Beginning balance at Dec. 31, 2015		$ 6,058,959	$ 6,058,959	$ 0	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	(84,383)	(84,383)	(84,383)
Assumption of bridge facilities from MGM	(4,000,000)	(4,000,000)	(4,000,000)
Other contributions from MGM	1,893,502	1,893,502	1,893,502
Beginning balance at Dec. 31, 2015		6,058,959	6,058,959	0	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	35,346	35,346
Purchase of OP units by MGM		1,132,468			1,132,468
Acquisition Transaction		728,379			728,379
Other comprehensive income - cash flow hedges	1,879	1,879			1,879
Share-based compensation		510			510
Deemed contribution - tax sharing agreement	2,156	2,156			2,156
Dividends and distributions declared		(244,938)			(244,938)
Ending balance at Dec. 31, 2016		5,608,261	0	0	5,608,261
Increase (Decrease) in Partners' Capital [Roll Forward]
Noncontrolling interest and additional paid-in capital		0	(3,868,078)		3,868,078
Net income	119,729	119,729			119,729
Ending balance at Dec. 31, 2016		5,608,261	0	0	5,608,261
Increase (Decrease) in Partners' Capital [Roll Forward]
Noncontrolling interest and additional paid-in capital	5,608,261
Net income	165,990	165,990			165,990
Purchase of OP units by MGM		387,548			387,548
Acquisition Transaction		296,409			296,409
Other comprehensive income - cash flow hedges	9,782	9,782			9,782
Share-based compensation		1,336			1,336
Deemed contribution - tax sharing agreement	1,730	1,730			1,730
Dividends and distributions declared		(403,059)			(403,059)
Other		(258)			(258)
Ending balance at Dec. 31, 2017	6,067,739	6,067,739	0	0	6,067,739
Increase (Decrease) in Partners' Capital [Roll Forward]
Noncontrolling interest and additional paid-in capital	6,067,739
Net income	244,702	244,702			244,702
Assumption of bridge facilities from MGM		(4,000,000)
Other comprehensive income - cash flow hedges	4,128	4,128			4,128
Share-based compensation		2,093			2,093
Deemed contribution - tax sharing agreement	5,745	5,745			5,745
Dividends and distributions declared		(461,582)			(461,582)
Other		(17,319)			(17,319)
Ending balance at Dec. 31, 2018	5,845,506	$ 5,845,506	$ 0	$ 0	$ 5,845,506
Increase (Decrease) in Partners' Capital [Roll Forward]
Noncontrolling interest and additional paid-in capital	$ 5,845,506